LONG-TERM DEBT - Term Loan Facility (Details) - USD ($) $ in Thousands								3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Apr. 27, 2021	Feb. 02, 2021	Jan. 25, 2021	Oct. 14, 2020	Aug. 06, 2020	Dec. 18, 2018	Dec. 31, 2020	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	May 29, 2019
Debt Instrument [Line Items]
Additional borrowings under amendment													$ 23,000
Repayment of debt									$ 164,833	$ 20,925	$ 24,044	$ 5,809
Gain on extinguishment of debt											25
Aggregate net proceeds received from IPO									399,264
Repayment of Revolver credit facility									16,000	$ 5,000
Proceeds used to pay dividend to Parent			$ 110,000
Discount and debt issuance costs								$ 6,651	$ 4,113		$ 6,651	$ 8,968
Effective interest rate									7.24%		8.03%	10.47%
Term loan
Debt Instrument [Line Items]
Original term loan							$ 215,000
Debt issuance costs incurred				$ 1,200	$ 100		$ 11,500
Additional borrowings under amendment				175,000	$ 20,000
Debt discount								400	$ 1,200		$ 400	$ 500	700
Repayment of debt						$ 5,000
Amount of debt extinguished						$ 25,000
Repayment amount to be paid quarterly	$ 3,600			5,800				1,600
Aggregate net proceeds received from IPO		$ 152,700
Repayment of Revolver credit facility		$ 152,700
Borrowings treated as principal				165,000
Borrowings treated as debt modification				10,000
Proceeds used to repay note to Parent			$ 64,900	$ 175,000
Principal payments calculated as percent of outstanding principal									0.629%		0.629%
Outstanding Borrowings									$ 234,200		$ 221,500	223,200
Discount and debt issuance costs								6,700	4,100		6,700	9,000
Unamortized debt issuance costs								6,300	2,900		6,300	8,400
Unamortized discount								$ 400	$ 1,200		$ 400	$ 500	$ 700
Term loan | Federal Funds Rate
Debt Instrument [Line Items]
Interest added to the specified index rate									0.05%
Term loan | LIBOR
Debt Instrument [Line Items]
Interest added to the specified index rate											1.00%
Eurocurrency | Term loan
Debt Instrument [Line Items]
Interest added to the specified index rate									6.00%		6.00%
Base
Debt Instrument [Line Items]
Interest added to the specified index rate											5.00%
Base | Term loan
Debt Instrument [Line Items]
Interest added to the specified index rate									5.00%